Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.02%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$55,000	$55,563
Total asset-backed securities (Cost $55,000)				55,563

	Shares
Common stocks: 94.75%
Australia: 0.90%
Fortescue Ltd. (Materials, Metals & mining)	174,397	2,169,992
Brazil: 0.95%
BB Seguridade Participacoes SA (Financials, Insurance)	366,982	2,281,898
Canada: 1.32%
Open Text Corp. (Information technology, Software)	100,977	3,182,935
China: 2.52%
China Construction Bank Corp. Class H (Financials, Banks)	4,250,000	2,967,714
NetEase, Inc. (Communication services, Entertainment)	168,700	3,111,432
		6,079,146
France: 4.66%
Credit Agricole SA (Financials, Banks)	133,880	2,031,691
Engie SA (Utilities, Multi-utilities)	201,648	3,169,939
Publicis Groupe SA (Communication services, Media)†	35,373	3,692,815
SPIE SA (Industrials, Commercial services & supplies)	60,646	2,344,265
		11,238,710
Germany: 2.42%
SAP SE (Information technology, Software)	11,629	2,458,606
Siemens AG (Industrials, Industrial conglomerates)	18,516	3,390,224
		5,848,830
Ireland: 1.31%
nVent Electric PLC (Industrials, Electrical equipment)	43,556	3,163,472
Italy: 1.26%
UniCredit SpA (Financials, Banks)	74,319	3,052,631
Japan: 4.59%
Hitachi Ltd. (Industrials, Industrial conglomerates)	200,400	4,329,975
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	268,500	2,868,808
Sompo Holdings, Inc. (Financials, Insurance)	170,000	3,876,325
		11,075,108
Luxembourg: 0.00%
Intelsat Emergence SA (Communication services, Diversified telecommunication services)♦†	13	0
Netherlands: 2.98%
ING Groep NV (Financials, Banks)	155,894	2,829,623
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Netherlands(continued)
Signify NV (Industrials, Electrical equipment)144A	106,931	$2,647,010
Stellantis NV (Consumer discretionary, Automobiles)	102,058	1,700,701
		7,177,334
South Korea: 1.14%
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	69,576	2,753,051
Spain: 1.17%
CaixaBank SA (Financials, Banks)	482,217	2,812,404
Sweden: 1.24%
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	30,833	2,986,769
Switzerland: 1.29%
Coca-Cola HBC AG (Consumer staples, Beverages)	85,302	3,112,663
Taiwan: 1.84%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	26,725	4,431,005
United Kingdom: 5.51%
3i Group PLC (Financials, Capital markets)	76,754	3,087,868
GSK PLC (Health care, Pharmaceuticals)	124,408	2,415,852
Intermediate Capital Group PLC (Financials, Capital markets)	94,244	2,660,200
Man Group PLC (Financials, Capital markets)	777,102	2,446,538
Shell PLC (Energy, Oil, gas & consumable fuels)	73,464	2,678,783
		13,289,241
United States: 59.65%
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	35,127	6,025,686
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	29,286	5,475,896
Amgen, Inc. (Health care, Biotechnology)#	11,017	3,662,822
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	39,026	8,666,894
Ares Capital Corp. BDC (Financials, Capital markets)#	130,873	2,740,481
Arista Networks, Inc. (Information technology, Communications equipment)†#	9,485	3,287,027
AT&T, Inc. (Communication services, Diversified telecommunication services)#	150,378	2,894,777
Atkore, Inc. (Industrials, Electrical equipment)#	14,427	1,947,645
Blackstone Secured Lending Fund BDC (Financials, Capital markets)#	112,688	3,455,014
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	28,250	4,539,210
Citigroup, Inc. (Financials, Banks)#	67,288	4,365,645
Colgate-Palmolive Co. (Consumer staples, Household products)#	47,976	4,758,740
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	29,190	3,245,928
Corebridge Financial, Inc. (Financials, Financial services)#	101,928	3,011,972
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
United States(continued)
Dell Technologies, Inc. Class C (Information technology, Technology hardware, storage & peripherals)#	28,051	$3,188,838
Devon Energy Corp. (Energy, Oil, gas & consumable fuels)#	63,311	2,977,516
Diamondback Energy, Inc. (Energy, Oil, gas & consumable fuels)#	14,627	2,959,188
Eli Lilly & Co. (Health care, Pharmaceuticals)	4,550	3,659,428
EMCOR Group, Inc. (Industrials, Construction & engineering)#	7,580	2,845,835
Ferguson PLC (Industrials, Trading companies & distributors)	15,409	3,430,814
Gap, Inc. (Consumer discretionary, Specialty retail)#	104,774	2,460,094
General Motors Co. (Consumer discretionary, Automobiles)#	62,161	2,754,976
Gilead Sciences, Inc. (Health care, Biotechnology)#	41,507	3,157,022
Host Hotels & Resorts, Inc. (Real estate, Hotel & resort REITs)	155,146	2,716,606
HP, Inc. (Information technology, Technology hardware, storage & peripherals)	89,262	3,221,466
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	3,749	3,085,689
Lantheus Holdings, Inc. (Health care, Health care equipment & supplies)†	25,945	2,719,814
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	6,802	3,229,794
Microsoft Corp. (Information technology, Software)	24,846	10,394,325
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	61,699	7,220,016
Oaktree Specialty Lending Corp. BDC (Financials, Capital markets)	162,060	2,921,942
Organon & Co. (Health care, Pharmaceuticals)	124,329	2,717,832
Owens Corning (Industrials, Building products)	16,794	3,130,066
Pfizer, Inc. (Health care, Pharmaceuticals)	109,033	3,329,868
Resolute Topco, Inc. (Investment Companies, Investment Companies)‡†	2,451	7,353
Simon Property Group, Inc. (Real estate, Retail REITs)	22,272	3,417,416
Tesla, Inc. (Consumer discretionary, Automobiles)†	6,257	1,452,062
VICI Properties, Inc. (Real estate, Specialized REITs)	116,993	3,657,201
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	74,497	5,113,474
		143,846,372
Total common stocks (Cost $169,349,516)		228,501,561

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 17.53%
United States: 17.53%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$300,000	268,147
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	8.25	4-15-2031	120,000	126,165
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%) (Industrial, Trucking & leasing)144A±	6.50	6-15-2045	120,000	119,844
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	8.25	2-15-2026	205,000	207,695
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%) (Financial, Diversified financial services)144Aʊ±	5.25%	6-15-2026	$330,000	$322,517
Allied Universal Holdco LLC (Consumer, non-cyclical, Commercial services)144A	7.88	2-15-2031	160,000	162,785
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.00	6-1-2029	180,000	156,833
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.63	7-15-2026	7,000	7,010
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	49,583	49,251
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.75	4-20-2029	225,000	219,871
American Axle & Manufacturing, Inc. (Consumer, cyclical, Auto parts & equipment)	5.00	10-1-2029	250,000	229,293
AmWINS Group, Inc. (Financial, Insurance)144A	4.88	6-30-2029	95,000	89,576
AmWINS Group, Inc. (Financial, Insurance)144A	6.38	2-15-2029	130,000	131,883
Antero Midstream Partners LP/Antero Midstream Finance Corp. (Energy, Pipelines)144A	6.63	2-1-2032	260,000	265,259
Arches Buyer, Inc. (Communications, Internet)144A	4.25	6-1-2028	175,000	156,144
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	160,000	132,496
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	6.00	6-15-2027	225,000	223,657
AssuredPartners, Inc. (Financial, Insurance)144A	5.63	1-15-2029	270,000	257,191
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	315,000	296,993
B&G Foods, Inc. (Consumer, non-cyclical, Food)144A	8.00	9-15-2028	400,000	407,861
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%) (Financial, Banks)ʊ±	4.38	1-27-2027	155,000	146,391
Bath & Body Works, Inc. (Consumer, cyclical, Retail)144A	6.63	10-1-2030	155,000	156,472
Block, Inc. (Consumer, non-cyclical, Commercial services)144A	6.50	5-15-2032	135,000	137,187
Brandywine Operating Partnership LP (Financial, REITS)	8.88	4-12-2029	225,000	238,997
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	555,000	549,977
BroadStreet Partners, Inc. (Financial, Insurance)144A	5.88	4-15-2029	225,000	216,847
Buckeye Partners LP (Energy, Pipelines)	5.85	11-15-2043	200,000	177,474
Cablevision Lightpath LLC (Communications, Internet)144A	3.88	9-15-2027	145,000	132,987
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	130,000	110,359
California Resources Corp. (Energy, Oil & gas)144A	8.25	6-15-2029	215,000	220,168
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	475,000	472,252
Carnival Holdings Bermuda Ltd. (Consumer, cyclical, Leisure time)144A	10.38	5-1-2028	335,000	362,149
CCM Merger, Inc. (Consumer, cyclical, Entertainment)144A	6.38	5-1-2026	595,000	594,135
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	250,000	197,497
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	722,322
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	75,000	62,796
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	5.00	2-1-2028	25,000	23,801
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	115,000	119,635
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50%	1-1-2031	$85,000	$92,324
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	165,000	143,892
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.63	3-15-2027	225,000	215,450
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	10,000	9,285
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	10.88	1-15-2032	180,000	193,497
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	4.75	1-15-2028	205,000	197,926
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	50,000	50,778
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	5.25	7-15-2028	140,000	135,342
Cinemark USA, Inc. (Consumer, non-cyclical, Entertainment)144A	7.00	8-1-2032	140,000	142,485
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%) (Financial, Banks)ʊ±	3.88	2-18-2026	235,000	222,719
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	6-1-2029	170,000	145,974
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	9.00	9-15-2028	175,000	185,818
Cloud Software Group, Inc. (Technology, Software)144A	6.50	3-31-2029	295,000	287,550
Cloud Software Group, Inc. (Technology, Software)144A	8.25	6-30-2032	165,000	171,188
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	345,000	343,070
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A%%	6.88	1-15-2030	75,000	74,718
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75	4-15-2030	250,000	245,350
CommScope LLC (Communications, Telecommunications)144A	6.00	3-1-2026	95,000	89,174
Concentra Escrow Issuer Corp. (Consumer, non-cyclical, Healthcare- services)144A	6.88	7-15-2032	215,000	221,518
Cooper Tire & Rubber Co. (Consumer, cyclical, Auto parts & equipment)	7.63	3-15-2027	190,000	193,847
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2029	445,000	468,346
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	350,000	335,698
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	310,000	327,874
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.13	8-15-2031	165,000	144,915
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.25	3-15-2029	195,000	179,887
CSC Holdings LLC (Communications, Media)144A	4.63	12-1-2030	225,000	88,883
CSC Holdings LLC (Communications, Media)144A	5.75	1-15-2030	60,000	24,202
CSC Holdings LLC (Communications, Media)144A	11.25	5-15-2028	130,000	117,530
CSC Holdings LLC (Communications, Media)144A	11.75	1-31-2029	165,000	149,158
Dave & Buster’s, Inc. (Consumer, cyclical, Retail)144A	7.63	11-1-2025	75,000	75,229
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	100,000	96,295
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	150,000	150,139
DT Midstream, Inc. (Energy, Pipelines)144A	4.13	6-15-2029	75,000	70,111
DT Midstream, Inc. (Energy, Pipelines)144A	4.38	6-15-2031	75,000	69,148
Edison International (5 Year Treasury Constant Maturity+3.86%) (Utilities, Electric)±	8.13	6-15-2053	200,000	209,528
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (Industrial, Building materials)144A	6.63%	12-15-2030	$280,000	$285,257
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.50	5-1-2028	255,000	261,546
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.75	5-1-2031	170,000	178,465
Encore Capital Group, Inc. (Financial, Diversified financial services)144A	9.25	4-1-2029	200,000	210,740
Endo Finance Holdings, Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	8.50	4-15-2031	205,000	216,054
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%) (Energy, Pipelines)±	8.00	5-15-2054	45,000	47,907
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%) (Energy, Pipelines)ʊ±	6.50	11-15-2026	80,000	79,478
EnLink Midstream Partners LP (Energy, Pipelines)	5.60	4-1-2044	180,000	161,559
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A†	6.50	1-15-2026	710,000	312,400
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%) (Utilities, Electric)144A±	7.63	12-15-2054	175,000	178,296
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	100,000	95,540
FirstCash, Inc. (Consumer, cyclical, Retail)144A	6.88	3-1-2032	285,000	288,239
Ford Motor Co. (Consumer, cyclical, Auto manufacturers)	4.75	1-15-2043	190,000	155,490
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	240,199
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	7.00	5-1-2031	235,000	242,289
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	7.00	6-15-2032	95,000	97,975
Gap, Inc. (Consumer, cyclical, Retail)144A	3.88	10-1-2031	255,000	214,200
Genesee & Wyoming, Inc. (Industrial, Transportation)144A	6.25	4-15-2032	150,000	151,789
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	8.63	4-15-2029	265,000	275,921
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	10.25	4-15-2031	305,000	326,945
G-III Apparel Group Ltd. (Consumer, cyclical, Distribution/wholesale)144A	7.88	8-15-2025	240,000	240,247
Group 1 Automotive, Inc. (Consumer, cyclical, Retail)144A	6.38	1-15-2030	60,000	60,516
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	275,000	281,421
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	5-15-2032	140,000	144,042
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A (Consumer, cyclical, Airlines)	3.90	1-15-2026	52,952	51,028
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Consumer, cyclical, Airlines)144A	11.00	4-15-2029	173,250	165,194
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	82,575
Hess Midstream Operations LP (Energy, Pipelines)144A	6.50	6-1-2029	45,000	45,879
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	225,000	218,367
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	4-15-2032	30,000	29,182
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	8.38	11-1-2033	110,000	118,990
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	100,820
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	36,098
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	250,000	256,974
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Financial, Investment Companies)	5.25	5-15-2027	55,000	52,750
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Insight Enterprises, Inc. (Technology, Computers)144A	6.63%	5-15-2032	$215,000	$221,184
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.50	5-15-2030	430,000	442,436
Iron Mountain, Inc. (Financial, REITS)144A	4.50	2-15-2031	230,000	211,399
Iron Mountain, Inc. (Financial, REITS)144A	5.25	7-15-2030	270,000	259,851
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	7.13	4-30-2031	100,000	103,728
Jefferies Finance LLC/JFIN Co-Issuer Corp. (Financial, Diversified financial services)144A	5.00	8-15-2028	145,000	134,671
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	9.50	2-15-2029	125,000	131,148
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	245,000	242,523
Kinetik Holdings LP (Energy, Pipelines)144A	6.63	12-15-2028	50,000	50,986
Kohl’s Corp. (Consumer, cyclical, Retail)	4.63	5-1-2031	265,000	215,110
Kraken Oil & Gas Partners LLC (Energy, Oil & gas)144A	7.63	8-15-2029	75,000	75,719
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITS)144A	7.00	7-15-2031	265,000	271,225
LGI Homes, Inc. (Consumer, cyclical, Home builders)144A	8.75	12-15-2028	165,000	175,304
Lithia Motors, Inc. (Consumer, cyclical, Retail)144A	4.38	1-15-2031	150,000	134,636
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	3.75	1-15-2028	140,000	131,633
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	5.88	4-1-2029	180,000	175,807
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	265,000	252,910
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	480,000	467,189
Mauser Packaging Solutions Holding Co. (Industrial, Packaging & containers)144A	7.88	4-15-2027	85,000	87,723
McAfee Corp. (Technology, Computers)144A	7.38	2-15-2030	110,000	102,609
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	7.88	5-1-2029	215,000	123,579
ModivCare Escrow Issuer, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.00	10-1-2029	225,000	152,276
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Commercial services)144A	5.50	9-1-2028	110,000	85,871
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Commercial services)144A	5.75	11-1-2028	245,000	145,162
Nabors Industries Ltd. (Energy, Oil & gas)144A	7.50	1-15-2028	205,000	201,432
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	290,000	309,810
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A%%	6.50	8-1-2029	230,000	229,661
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	7.13	2-1-2032	200,000	204,149
Navient Corp. (Financial, Diversified financial services)	5.00	3-15-2027	135,000	130,524
Navient Corp. (Financial, Diversified financial services)	11.50	3-15-2031	115,000	127,449
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	2-15-2027	140,000	138,986
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	155,000	163,135
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	8.13	1-15-2029	60,000	63,785
Newell Brands, Inc. (Consumer, cyclical, Housewares)	5.70	4-1-2026	130,000	129,689
Nexstar Media, Inc. (Communications, Media)144A	5.63	7-15-2027	140,000	135,781
NextEra Energy Operating Partners LP (Utilities, Electric)144A	4.25	9-15-2024	2,000	1,987
NextEra Energy Operating Partners LP (Utilities, Electric)144A	4.50	9-15-2027	140,000	134,057
NextEra Energy Operating Partners LP (Utilities, Electric)144A	7.25	1-15-2029	230,000	238,908
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC (Consumer, cyclical, Retail)144A	7.13%	4-1-2026	$135,000	$135,608
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	315,000	313,681
OneMain Finance Corp. (Financial, Diversified financial services)	9.00	1-15-2029	180,000	190,851
Oppenheimer Holdings, Inc. (Financial, Diversified financial services)	5.50	10-1-2025	300,000	295,599
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	137,824
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	190,000	199,024
Owens-Brockway Glass Container, Inc. (Industrial, Packaging & containers)144A	7.25	5-15-2031	175,000	173,153
Owens-Brockway Glass Container, Inc. (Industrial, Packaging & containers)144A	7.38	6-1-2032	130,000	128,401
Paramount Global (3 Month LIBOR+3.90%) (Communications, Media)±	6.25	2-28-2057	60,000	52,404
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	445,000	419,936
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	295,000	267,959
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2029	260,000	252,349
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	485,000	468,653
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	475,000	419,798
Prairie Acquiror LP (Energy, Pipelines)144A	9.00	8-1-2029	225,000	231,994
Prime Security Services Borrower LLC/Prime Finance, Inc. (Consumer, non-cyclical, Commercial services)144A	6.25	1-15-2028	175,000	174,425
Raising Cane’s Restaurants LLC (Consumer, cyclical, Retail)144A	9.38	5-1-2029	185,000	199,719
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	103,210
Rocket Software, Inc. (Technology, Software)144A	9.00	11-28-2028	225,000	231,582
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.88	4-15-2040	300,000	295,073
Sabre Global, Inc. (Consumer, non-cyclical, Commercial services)144A	11.25	12-15-2027	400,000	396,123
Sally Holdings LLC/Sally Capital, Inc. (Consumer, cyclical, Retail)	6.75	3-1-2032	215,000	214,239
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	200,000	188,540
Scripps Escrow II, Inc. (Communications, Media)144A	5.38	1-15-2031	370,000	177,116
Seagate HDD Cayman (Technology, Computers)	8.25	12-15-2029	35,000	37,719
Seagate HDD Cayman (Technology, Computers)	8.50	7-15-2031	225,000	244,301
Sealed Air Corp./Sealed Air Corp. U.S. (Industrial, Packaging & containers)144A	7.25	2-15-2031	65,000	67,672
Sempra (5 Year Treasury Constant Maturity+2.87%) (Utilities, Electric)±	4.13	4-1-2052	250,000	230,676
Service Corp. International (Consumer, non-cyclical, Commercial services)	7.50	4-1-2027	10,000	10,364
Service Properties Trust (Financial, REITS)	8.38	6-15-2029	355,000	353,411
Service Properties Trust (Financial, REITS)144A	8.63	11-15-2031	350,000	371,898
Sirius XM Radio, Inc. (Communications, Media)144A	4.13	7-1-2030	310,000	269,444
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. (Consumer, cyclical, Entertainment)144A	6.63	5-1-2032	255,000	261,843
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.88	11-15-2031	175,000	156,283
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Sotheby’s/Bidfair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88%	6-1-2029	$210,000	$152,641
Southwestern Energy Co. (Energy, Oil & gas)	8.38	9-15-2028	125,000	129,090
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.75	11-15-2030	145,000	161,602
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Consumer, cyclical, Airlines)144A	8.00	9-20-2025	130,000	82,193
SS&C Technologies, Inc. (Technology, Software)144A	6.50	6-1-2032	305,000	310,662
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	300,000	320,146
Surgery Center Holdings, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.25	4-15-2032	105,000	108,438
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	335,000	317,437
Talos Production, Inc. (Energy, Oil & gas)144A	9.00	2-1-2029	50,000	52,683
Tapestry, Inc. (Consumer, cyclical, Apparel)	7.85	11-27-2033	200,000	213,280
Taylor Morrison Communities, Inc. (Consumer, cyclical, Home builders)144A	5.13	8-1-2030	60,000	58,501
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	6.75	5-15-2031	410,000	421,294
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	4.75	1-15-2030	175,000	162,481
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	410,000	395,103
TK Elevator U.S. Newco, Inc. (Industrial, Machinery-diversified)144A	5.25	7-15-2027	290,000	284,361
Townsquare Media, Inc. (Communications, Media)144A	6.88	2-1-2026	270,000	265,978
TransDigm, Inc. (Industrial, Aerospace/defense)144A	6.63	3-1-2032	190,000	194,337
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	60,000	59,840
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	195,000	188,012
Upbound Group, Inc. (Consumer, non-cyclical, Commercial services)144A	6.38	2-15-2029	375,000	366,870
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	6.25	1-15-2030	360,000	369,721
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	330,000	346,786
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	200,000	222,017
ViaSat, Inc. (Communications, Telecommunications)144A	5.63	9-15-2025	70,000	69,245
Victra Holdings LLC/Victra Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2026	135,000	135,523
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	7.00	2-15-2029	260,000	262,551
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	275,000	276,580
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%) (Utilities, Electric)144Aʊ±	8.88	1-15-2029	125,000	131,373
Vistra Operations Co. LLC (Utilities, Electric)144A	7.75	10-15-2031	170,000	179,648
Werner FinCo LP/Werner FinCo, Inc. (Industrial, Hand/machine tools)144A	11.50	6-15-2028	350,000	380,187
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%) (Industrial, Hand/machine tools)144A¥	14.50	10-15-2028	439,527	440,294
WESCO Distribution, Inc. (Industrial, Electrical components & equipment)144A	6.63	3-15-2032	125,000	127,335
Zebra Technologies Corp. (Technology, Office/business equipment)144A	6.50	6-1-2032	200,000	205,503
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	6.75%	4-23-2030	$210,000	$213,923
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	6.88	4-23-2032	155,000	160,256
Total corporate bonds and notes (Cost $42,564,488)				42,285,932
Loans: 1.20%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%) (Consumer, cyclical, Housewares)±	11.09	10-30-2029	105,000	105,545
Asurion LLC (U.S. SOFR 1 Month+5.25%) (Financial, Insurance)±	10.71	1-31-2028	61,759	57,187
Asurion LLC (U.S. SOFR 1 Month+3.25%) (Financial, Insurance)±	8.71	12-23-2026	444,349	442,430
Carnival Corp. (U.S. SOFR 1 Month+2.75%) (Consumer, cyclical, Leisure time)±	8.09	8-8-2027	19,076	19,195
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%) (Industrial, Building materials)±	9.19	11-23-2027	189,674	181,493
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%) (Communications, Media)±	10.46	8-2-2027	54,675	54,919
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%) (Energy, Energy-alternate sources)±	13.30	12-13-2024	75,196	86,225
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%) (Energy, Energy-alternate sources)±	13.28	12-13-2024	50,130	50,924
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%) (Energy, Energy-alternate sources)±	13.35	12-13-2024	50,130	57,483
First Brands Group LLC (U.S. SOFR 3 Month+5.00%) (Consumer, cyclical, Auto parts & equipment)±	10.25	3-30-2027	174,344	173,008
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%) (Consumer, non-cyclical, Commercial services)±	10.59	4-13-2029	108,625	110,492
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%) (Energy, Pipelines)±	8.94	10-31-2028	241,208	242,596
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%) (Communications, Media)±	9.85	9-30-2027	119,329	94,529
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%) (Consumer, non- cyclical, Healthcare-services)±	10.05	11-16-2028	40,000	40,186
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%) (Consumer, non- cyclical, Healthcare-services)±	9.33	5-17-2031	40,000	40,100
Modivcare Inc. (U.S. SOFR 3 Month+4.75%) (Consumer, non-cyclical, Healthcare-services)‡±	10.08	6-20-2031	320,000	311,200
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%) (Consumer, cyclical, Retail)±	8.85	3-3-2028	210,000	193,681
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%) (Consumer, cyclical, Retail)±	9.19	2-11-2028	199,486	197,699
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%) (Energy, Pipelines)±	10.09	8-1-2029	79,800	79,760
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%) (Financial, Diversified financial services)‡±	12.10	4-30-2027	106,930	103,924
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%) (Technology, Software)±	10.09	11-28-2028	54,862	55,014
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans(continued)
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	9.03%	10-20-2027	75,527	$77,149
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%) (Financial, Insurance)±	10.08	5-6-2032	105,000	107,737
Total loans (Cost $2,864,393)				2,882,476

	Dividend rate	Shares
Preferred stocks: 1.18%
Brazil: 0.94%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.08	340,159	2,249,825
United States: 0.24%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A†±	6.75	750	585,000
Total preferred stocks (Cost $3,233,716)			2,834,825

	Interest rate		Principal
Yankee corporate bonds and notes: 2.74%
Canada: 0.73%
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50	7-15-2026	$405,000	435,375
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%) (Utilities, Electric)±	4.75	1-18-2082	125,000	114,268
Baytex Energy Corp. (Energy, Oil & gas)144A	8.50	4-30-2030	165,000	174,162
Bombardier, Inc. (Industrial, Aerospace/defense)144A	8.75	11-15-2030	175,000	189,645
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%) (Utilities, Electric)±	6.75	6-15-2076	270,000	268,583
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%) (Energy, Pipelines)±	7.63	1-15-2083	225,000	233,793
Northriver Midstream Finance LP (Energy, Pipelines)144A	6.75	7-15-2032	200,000	201,127
Saturn Oil & Gas, Inc. (Energy, Oil & gas)144A	9.63	6-15-2029	140,000	143,868
				1,760,821
France: 0.22%
Altice France SA (Communications, Telecommunications)144A	8.13	2-1-2027	220,000	177,924
Banijay Entertainment SAS (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	225,000	232,981
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%) (Financial, Banks)144Aʊ±	8.00	8-22-2031	110,000	113,033
				523,938
Germany: 0.08%
TK Elevator Holdco GmbH (Industrial, Machinery-diversified)144A	7.63	7-15-2028	200,000	199,950
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ireland: 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%) (Financial, Diversified financial services)±	6.95%	3-10-2055	$130,000	$131,456
Castlelake Aviation Finance DAC (Financial, Diversified financial services)144A	5.00	4-15-2027	225,000	219,169
				350,625
Italy: 0.08%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%) (Financial, Banks)144Aʊ±	7.70	9-17-2025	205,000	204,749
Liberia: 0.22%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A%%	6.00	2-1-2033	120,000	120,787
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	6.25	3-15-2032	400,000	407,918
				528,705
Mexico: 0.11%
Borr IHC Ltd./Borr Finance LLC (Energy, Oil & gas)144A	10.00	11-15-2028	250,488	262,308
Netherlands: 0.46%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%) (Financial, Diversified financial services)±	5.88	10-10-2079	130,000	129,674
Braskem Netherlands Finance BV (Basic materials, Chemicals)144A	4.50	1-31-2030	190,000	164,306
Sensata Technologies BV (Industrial, Electronics)144A	4.00	4-15-2029	145,000	134,368
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	170,000	167,781
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	280,703
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	8.50	8-15-2027	245,000	240,517
				1,117,349
Panama: 0.21%
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.00	5-1-2029	350,000	349,150
Carnival Corp. (Consumer, cyclical, Leisure time)144A	7.00	8-15-2029	70,000	73,013
Carnival Corp. (Consumer, cyclical, Leisure time)144A	7.63	3-1-2026	95,000	95,919
				518,082
Switzerland: 0.15%
UBS Group AG (5 Year Treasury Constant Maturity+3.40%) (Financial, Banks)144Aʊ±	4.88	2-12-2027	225,000	211,899
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	9.50	6-1-2028	165,000	147,668
				359,567
United Kingdom: 0.33%
Aston Martin Capital Holdings Ltd. (Consumer, cyclical, Auto manufacturers)144A	10.00	3-31-2029	200,000	200,806
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United Kingdom(continued)
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%) (Financial, Banks)ʊ±	6.00%	5-22-2027	$200,000	$195,787
Macquarie Airfinance Holdings Ltd. (Financial, Diversified financial services)144A	6.50	3-26-2031	60,000	62,268
Macquarie Airfinance Holdings Ltd. (Financial, Diversified financial services)144A	8.38	5-1-2028	115,000	121,769
Zegona Finance PLC (Communications, Telecommunications)144A	8.63	7-15-2029	200,000	204,025
				784,655
Total yankee corporate bonds and notes (Cost $6,539,852)				6,610,749

		Yield	Shares
Short-term investments: 2.80%
Investment companies: 2.80%
Allspring Government Money Market Fund Select Class♠∞##		5.25	6,758,650	6,758,650
Total short-term investments (Cost $6,758,650)				6,758,650
Total investments in securities (Cost $231,365,615)	120.22%			289,929,756
Other assets and liabilities, net	(20.22)			(48,765,313)
Total net assets	100.00%			$241,164,443

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
ADR	American depositary receipt
BDC	Business Development Company
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,982,016	$70,558,536	$(68,781,902)	$0	$0	$6,758,650	6,758,650	$203,253
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(43)	$(341,850)	$79.50	8-2-2024	$(3,935)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(101)	(813,050)	80.50	8-9-2024	(7,474)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(283)	(2,207,400)	78.00	8-16-2024	(90,277)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(350)	(2,625,000)	75.00	10-18-2024	(235,375)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(253)	(1,138,500)	45.00	8-2-2024	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(428)	(1,990,200)	46.50	8-9-2024	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(98)	(406,700)	41.50	8-16-2024	(16,660)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,333)	(6,065,150)	45.50	8-23-2024	(8,665)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,335)	(6,207,750)	46.50	10-18-2024	(22,027)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(125)	(512,500)	41.00	10-18-2024	(35,500)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(3)	(6,322,500)	21,075.00	8-2-2024	(135)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(1,950,000)	19,500.00	8-2-2024	(13,220)
Russell 2000 Index	Morgan Stanley Co.	(16)	(3,424,000)	2,140.00	8-2-2024	(194,880)
Russell 2000 Index	Morgan Stanley Co.	(33)	(7,557,000)	2,290.00	8-9-2024	(87,450)
Russell 2000 Index	Morgan Stanley Co.	(93)	(22,041,000)	2,370.00	8-16-2024	(131,130)
Russell 2000 Index	Morgan Stanley Co.	(107)	(26,215,000)	2,450.00	8-23-2024	(93,090)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,100,000)	5,500.00	8-2-2024	(11,020)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,102,000)	5,510.00	8-9-2024	(14,100)
S&P 500 Index	Morgan Stanley Co.	(3)	(1,717,500)	5,725.00	8-16-2024	(2,175)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,027,000)	5,135.00	8-16-2024	(82,040)
S&P 500 Index	Morgan Stanley Co.	(7)	(3,748,500)	5,355.00	8-30-2024	(161,840)
S&P 500 Index	Morgan Stanley Co.	(8)	(4,140,000)	5,175.00	10-18-2024	(361,280)
						$(1,572,273)
See accompanying notes to portfolio of investments
14 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—July 31, 2024 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
As of July 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 13.28%, 12-13-2024 Tranche B	$75,196	$1,190
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at July 31, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$55,563	$0	$55,563
Common stocks
Australia	0	2,169,992	0	2,169,992
Brazil	2,281,898	0	0	2,281,898
Canada	3,182,935	0	0	3,182,935
China	0	6,079,146	0	6,079,146
France	0	11,238,710	0	11,238,710
Germany	0	5,848,830	0	5,848,830
Ireland	3,163,472	0	0	3,163,472
Italy	0	3,052,631	0	3,052,631
Japan	0	11,075,108	0	11,075,108
Luxembourg	0	0	0	0
Netherlands	0	7,177,334	0	7,177,334
South Korea	0	2,753,051	0	2,753,051
Spain	0	2,812,404	0	2,812,404
Sweden	0	2,986,769	0	2,986,769
Switzerland	0	3,112,663	0	3,112,663
Taiwan	4,431,005	0	0	4,431,005
United Kingdom	0	13,289,241	0	13,289,241
United States	143,839,019	0	7,353	143,846,372
Corporate bonds and notes	0	42,285,932	0	42,285,932
Loans	0	2,467,352	415,124	2,882,476
Preferred stocks
Brazil	2,249,825	0	0	2,249,825
United States	0	585,000	0	585,000
Yankee corporate bonds and notes	0	6,610,749	0	6,610,749
Short-term investments
Investment companies	6,758,650	0	0	6,758,650
Total assets	$165,906,804	$123,600,475	$422,477	$289,929,756
Liabilities
Written options	$1,572,273	$0	$0	$1,572,273
Total liabilities	$1,572,273	$0	$0	$1,572,273
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Global Dividend Opportunity Fund | 17